Interests in Joint Ventures (Details Narrative) - ARS ($)		1 Months Ended	12 Months Ended
	Jan. 05, 2017	Oct. 16, 2018	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Restrictions, commitments and other matters in respect of joint ventures. description		the Expansion and enhancement of the Rodríguez Peña Street, the amount of ARS 19,722,222.22 in capital and ARS 6,362,864.29 in concept of adjustment by application of the CPI until December 31, 2018, which will be paid for work progress certificates	According to Business Companies Law N° 19,550, 5% of the profit of the year is separated to constitute a legal reserve until it reaches legal capped amounts (20% of total capital).
Milestone payments for zoning agreement			$ 20,000,000
Urban development agreement, description			In addition, during July 2017, Quality Invest S.A. subscribed two addendums to the aforementioned Urban Development Agreement, which contemplate the following: 1) a new subdivision plan of the property will be presented within 120 days of the addendum signing and 2) the payment of the twelveth installment in cash was replaced by the sum of ARS 71 million payables in 18 equal and consecutive monthly installments.
Nominal value per share			$ 100
Other comprehensive loss			$ (24,000,000)	$ (33,000,000)
Province of Buenos Aires granting, description	he Provincial Decree N° 1,835 was published in the Official Gazette of the Province of Buenos Aires granting its approval, and the new urban and rezoning standards thus became effective.
Amount owed			$ 18,926,541
Payment description of amount owed			The amount is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed
Shares transferred					22,181,818
Participation changes, percentage					27.82%